SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—96.7%			Machinery (Continued)
Consumer Discretionary—2.6%			Spirax-Sarco
Auto Components—1.0%			Engineering plc	3,587	$ 391,466
Aptiv plc	1,733	$ 151,898	Xylem, Inc.	7,901	634,371
Delphi Technologies					1,967,346
plc	9,091	170,365	Professional Services—1.4%
		322,263	Intertek Group plc	6,232	430,813
Leisure Products—1.6%			Information Technology—28.1%
Shimano, Inc.	3,400	479,907	Electronic Equipment, Instruments, &
Financials—3.2%			Components—8.0%
Real Estate Investment Trusts (REITs)—3.2%			Coherent, Inc.[1]	3,195	443,626
Equinix, Inc.	1,991	999,681	Halma plc	10,796	261,687
Health Care—8.8%			Hexagon AB, Cl. B	9,435	457,711
Health Care Equipment & Supplies—2.6%			Horiba Ltd.	8,200	440,399
Danaher Corp.	5,729	804,924	Keyence Corp.	500	285,343
			Trimble, Inc.[1]	14,976	632,886
Life Sciences Tools & Services—6.2%					2,521,652
Agilent
Technologies, Inc.	9,118	632,881	Semiconductors & Semiconductor
Thermo Fisher			Equipment—9.7%
Scientific, Inc.	3,534	981,321	Advanced Energy
Waters Corp.[1]	1,654	348,266	Industries, Inc.[1]	10,255	598,892
		1,962,468	Applied Materials,
			Inc.	13,154	649,413
Industrials—25.2%			ASML Holding NV	3,089	685,158
Building Products—1.8%			MKS Instruments,
Geberit AG	839	386,439	Inc.	7,111	605,359
Kingspan Group plc	3,918	191,111	ON Semiconductor
		577,550	Corp.[1]	23,340	502,043
Commercial Services & Supplies—11.8%					3,040,865
China Everbright			Software—10.4%
International Ltd.	298,981	264,420	ANSYS, Inc.[1]	3,309	672,124
Republic Services,			Aspen Technology,
Inc. , Cl. A	10,892	965,576	Inc.[1]	2,228	293,806
Tetra Tech, Inc.	6,989	553,529	Autodesk, Inc.[1]	3,221	503,024
Waste Connections,			Cadence Design
Inc.	9,880	896,314	Systems, Inc.[1]	5,681	419,883
Waste			Dassault Systemes
Management, Inc.	8,775	1,026,675	SE	4,489	679,557
		3,706,514	Synopsys, Inc.[1]	5,145	683,050
Electrical Equipment—3.9%					3,251,444
Legrand SA	6,211	437,840	Materials—14.2%
Vestas Wind			Chemicals—7.3%
Systems AS	9,632	789,373	Chr. Hansen Holding
		1,227,213	AS	4,017	349,955
Machinery—6.3%			Croda International
Donaldson Co. , Inc.	8,769	438,012	plc	6,855	390,053
KION Group AG	1,639	87,992	Ecolab, Inc.	5,825	1,175,077
Rational AG	609	415,505

1 INVESCO OFI PICTET GLOBAL ENVIRONMENTAL SOLUTIONS FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Chemicals (Continued)			Water Utilities—5.4%
Symrise AG, Cl. A	4,165	$ 385,836	American Water
		2,300,921	Works Co. , Inc.	10,278	$1,179,709
Containers & Packaging—4.2%			Beijing Enterprises
Packaging Corp. of			Water Group Ltd.[1]	962,000	503,450
America	1,482	149,638			1,683,159
SIG Combibloc			Total Common Stocks
Group AG1	21,591	262,570	(Cost $26,887,669)		30,319,607
Smurfit Kappa
Group plc	19,217	600,303
Westrock Co.	8,031	289,518	Investment Company—2.7%
		1,302,029	Invesco
			Oppenheimer
Paper & Forest Products—2.7%			Institutional
Canfor Corp.[1]	30,200	217,839	Government Money
Mondi plc	28,707	627,352	Market Fund, Cl.
		845,191	IN, 2.29%[3] (Cost
Utilities—14.6%			$837,410)	837,410	837,410
Electric Utilities—2.8%
Orsted AS2	9,592	873,707	Total
			Investments,
Multi-Utilities—6.4%			at Value (Cost
Suez	56,920	835,526	$27,725,079)	99.4%	31,157,017
Veolia			Net Other Assets
Environnement SA	47,178	1,186,434	(Liabilities)	0.6	185,003
		2,021,960	Net Assets	100.0%	$ 31,342,020

Footnotes to Schedule of Investments
1. Non-income producing security.
2. Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933
Act, typically to qualified institutional buyers.The aggregate value of these securities at July 31, 2019 was $873,707, which represented 2.79% of the Fund’s Net Assets.
3. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of July 31, 2019.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$17,342,956	55.7%
France	3,139,357	10.1
United Kingdom	2,101,371	6.7
Denmark	2,013,035	6.4
Japan	1,205,649	3.9
Canada	1,114,153	3.6
Germany	889,333	2.8
Ireland	791,414	2.5
China	767,871	2.5
Netherlands	685,158	2.2
Switzerland	649,010	2.1

2 INVESCO OFI PICTET GLOBAL ENVIRONMENTAL SOLUTIONS FUND

Geographic Holdings (Continued)	Value	Percent
Sweden	$457,710	1.5%
Total	$31,157,017	100.0%

3 INVESCO OFI PICTET GLOBAL ENVIRONMENTAL SOLUTIONS FUND

NOTES TO SCHEDULE OF INVESTMENTS July 31, 2019 Unaudited

Note 1 – Additional Valuation Information

The following is a summary of the tiered valuation input levels, as of July 31, 2019.The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$322,263	$ 479,907	$ —	$ 802,170
Financials	999,681	—	—	999,681
Health Care	2,767,392	—	—	2,767,392
Industrials	4,514,477	3,394,959	—	7,909,436
Information Technology	6,004,106	2,809,855	—	8,813,961
Materials	1,832,072	2,616,069	—	4,448,141
Utilities	1,179,709	3,399,117	—	4,578,826
Investment Company	837,410	—	—	837,410
Total Assets	$18,457,110	$ 12,699,907	$ —	$ 31,157,017

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4 INVESCO OFI PICTET GLOBAL ENVIRONMENTAL SOLUTIONS FUND